CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2022
Detailed Information About Borrowings [Abstract]
CONVERTIBLE BONDS	CONVERTIBLE BONDS
Recognition and movements of the convertible bonds were as follows:

Amounts in $ ‘000	2022	2021
Balance at January 1	140,886	151,767
Interest paid (cash flow)	(3,952)	(4,448)
Amortization transaction cost	784	849
Accrued interest	3,952	4,447
Currency translation	(8,284)	(11,729)
Balance at December 31	133,386	140,886
- Current portion	1,768	1,879
- Non-current portion	131,618	139,007
On January 21, 2020, the Company issued €125 million aggregate principal amount of 3.00% convertible bonds due 2025. The bonds were issued at par and bear interest at a rate of 3.00% per annum payable semi-annually in arrears in equal installments. Unless previously converted, redeemed or purchased and cancelled, the bonds will mature on January 21, 2025.
The bonds are convertible into the Company’s ordinary shares at an initial conversion price of €2.0028. This initial conversion price is subject to customary adjustment provisions. The number of ordinary shares initially underlying the bonds is 62,412,622. Any adjustment to the conversion price resulting in an increase in the number of conversion shares may require the Company to obtain further authorization from the Company’s shareholders to issue shares, grant rights to subscribe for shares and exclude preemptive rights. The Company has the option to redeem all, but not some only, of the outstanding bonds in cash at par plus accrued interest at any time, (a) if, on or after February 13, 2023, the parity value on each of at least 20 trading days in a period of 30 consecutive trading days shall have exceeded 130% of the principal amount or (b) if, at any time, 85% or more of the aggregate principal amount of the bonds originally issued shall have been previously converted and / or repurchased and cancelled.
The convertible bonds comprise of two components. The first component is a financial liability, which represents our contractual obligation to deliver cash or another financial asset for payment of interest and principal, if not converted. The second component is an equity instrument as it represents a written call option granting the holder the right, for a specified period of time, to convert it into a fixed number of the Company’s ordinary shares.
The fair value of the consideration in respect of the liability components is measured at the fair value of a similar liability that does not have any associated equity conversion option (IFRS 9 paragraph 5.1.1). This is the liability component’s carrying amount at initial recognition.
The equity component will be measured at the residual difference between the nominal value and the fair value of a similar liability that does not have any associated equity conversion option (IAS 32 paragraph 31). The original equity component as recorded at initial recognition amounts to $1.6 million.